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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Schedule of Investments.
Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2010

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (31.6% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$441,010
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	637,715
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	418,349
Detroit, Michigan, City School District, 5%, May 2022	500,000	555,310
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	261,460
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	353,378
Ferndale, Michigan, School District, 5%, May 2022	450,000	461,776
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	425,832
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	145,000	145,115
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	354,617
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	565,811
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	429,412
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	423,580
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	85,000
Utica, Michigan, Community Schools, 5%, May 2020	400,000	427,168
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	531,535
Wayland, Michigan, Union School District, 5%, May 2026	650,000	675,525
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	137,344
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	458,352
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	231,199

	7,650,000	8,019,488

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (68.4% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029	$375,000	$365,505
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	213,502
District of Columbia, Series A, 4.75%, June 2031	430,000	436,811
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	420,096
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	528,340
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	630,000	724,569
Honolulu, Hawaii, City and County Wastewater System, Series A., 5%, July 2031	350,000	365,246
Hawaii State, Series DN, 5.5%, August 2028	500,000	557,110
Chicago, Illinois, Board of Education, Dedicated Revenue, 5% December 2027	470,000	489,275
Illinois State, 4.85%, October 2024	425,000	427,295
Southern Illinois University Revenue, 5%, April 2026	750,000	760,395
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	542,475

Keyco Bond Fund, Inc.
Schedule of Investments (unaudited)
June 30, 2010

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	$480,000	$479,376
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029	975,000	978,188
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	536,740
Clark County, Nevada, 5%, November 2024	300,000	319,347
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	485,000	575,666
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	360,969
New York, New York, CIFG, TCRS, CIFG, Series O, 5%, June 2022	325,000	349,050
New York, New York, TCRS, Series M, 5%, April 2025	315,000	333,607
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	516,090
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, 5.625%, June 2028	500,000	570,870
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	523,255
Toledo, Ohio, City School District, 5%, December 2025	250,000	258,998
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	145,000	146,620
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	500,000	535,505
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	587,696
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	437,962
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	665,033
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	464,161
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	500,574
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	502,705
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	761,054
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	421,932
Washington State, Series C, 5%, January 2032	365,000	384,392
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	311,352

	16,470,000	17,351,761

Total investments	$24,120,000	$25,371,249

Note to Investment Portfolio:

On June 30, 2010, the cost on a tax basis of investments in securities was $24,752,526. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were:

Gross unrealized appreciation		$857,345
Gross unrealized depreciation		238,622

Net unrealized appreciation		$618,723

Item 2. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3. Exhibits.
     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.
By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: July 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: July 16, 2010

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: July 16, 2010

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.